Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value	$ 15,496	$ 10,333
Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	1,460	370
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	2,426	2,706
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	11,610	7,257
Level 1
Disclosure of financial assets [line items]
Financial assets at fair value	14,036	9,963
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	2,426	2,706
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	11,610	7,257
Level 3
Disclosure of financial assets [line items]
Financial assets at fair value	1,460	370
Level 3 | Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	$ 1,460	$ 370